Related Party Transactions	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

Offering and convertible notes

Akoustis, Inc. was founded on May 12, 2014. In June 2014, the founders and angel investors contributed $530,000 in a series-seed equity financing.

In March 2015 the Company executed a stock purchase agreement for $35,000 with an investor to offset legal and audit expenses related to the Merger and private placement offering. In April 2015, one of the convertible noteholders converted $10,000 of his convertible note into shares of Akoustis, Inc. Common Stock in order to enable the Company to qualify for additional matching funds from NSF. As a result, the net note investment remaining was $645,000, which, in accordance with the terms of the convertible notes, converted into Common Stock of the Company on the same terms as the other investors in the Company’s private placement offering referred to below, at a conversion price of $1.50 per share.

Of the $530,000 raised by Akoustis, Inc., in June 2014, the CEO was the largest investor at $175,000. The CEO also purchased $200,000 principal amount of Akoustis, Inc., convertible notes in March 2015 and in addition, he participated in the 2015 Offering, purchasing 134,000 shares of Common Stock for an aggregate purchase price of $201,000 (of which $200,000 was paid by conversion of the convertible note). He also participated in the 2016 Offering, purchasing 93,750 shares of Common Stock for an aggregate purchase price of $150,000.

Furthermore, a firm owned by the CEO (Raytech, LLC) loaned Akoustis, Inc., $30,000 to assist in purchase of test and measurement equipment required to evaluate the performance of the technology demonstrators. The loan was a 12-month simple interest note and was repaid in full in March 2015.

A Director since May 22, 2015 participated in the $530,000 equity financing of Akoustis, Inc., in June 2014 by investing $50,000 and participated in the 2015 Offering, purchasing 17,000 shares of Common Stock for an aggregate purchase price of $25,500.

The Vice President of Operations since May 18, 2015, received payments for consulting services of $27,426 for Akoustis, Inc. under an independent contractor agreement from May 14, 2014 to May 18, 2015 when he became an employee of the Company. In addition, the Vice President of Operations since May 18, 2015, participated in the 2015 Offering, purchasing 17,000 shares of Common Stock for an aggregate purchase price of $25,500 and participated in the 2016 Offering, purchasing 6,250 shares of Common Stock for an aggregate purchase price of $10,000.

A Director since May 22, 2015, participated in the $530,000 financing of Akoustis, Inc., in June 2014 by investing $100,000. He also purchased $225,000 principal amount of Akoustis, Inc., convertible notes in March 2015. and at Akoustis, Inc.’s request and to qualify Akoustis, Inc. for an NSF matching award in April 2015, he also purchased 21 shares of Akoustis, Inc.’s Common Stock pre-Merger (6,806 shares of our Common Stock post-Merger) for an aggregate purchase price of $10,000 paid by partial conversion of the convertible note. In addition, the Director participated in the 2015 Offering, purchasing 144,000 shares of Common Stock for an aggregate purchase price of $216,000 (of which $215,000 was paid by conversion of the convertible note) ad he also participated in the 2016 Offering, purchasing 35,000 shares of Common Stock for $56,000.

The brother of the CEO participated in the $530,000 equity financing of Akoustis, Inc., in June 2014 by investing $80,000. The CEO’s brother also purchased $130,000 principal amount of Akoustis, Inc., convertible notes in March 2015 and participated in the 2015 Offering, purchasing 90,000 shares of Common Stock for an aggregate purchase price of $135,000 (of which $130,000 was paid by conversion of the convertible note). He also participated in the 2015 Offering, purchasing 100,000 shares of Common Stock for an aggregate purchase price of $150,000.

A stockholder, who beneficially owns approximately 15.4% of the Common Stock as of June 27, 2016, participated in the 2015 Offering, purchasing 135,000 shares of Common Stock for an aggregate purchase price of $202,500 and participated in the 2016 Offering purchasing 250,000 shares of Common Stock for $400,000. The stockholder is also a party to the Registration Rights Agreement with respect to all of his shares.

A Director since May 22, 2015 and Co-Chairman since May 11, 2016 participated in the 2016 Offering, purchasing 125,000 shares of Common Stock for an aggregate purchase price of $200,000.

A Director since May 22, 2015 and Co-Chairman since May 11, 2016 participated in the 2016 Offering, purchasing 10,000 shares of Common Stock for an aggregate purchase price of $16,000.

Furthermore, AEG consulting, a firm owned by a Co-Chairman received $9,463 and $3,462 for consulting fees for fiscal years ended March 31, 2016 and March 31, 2015, respectively.

The Chief Financial Officer since June 15, 2015, and VP of Business Development since May 6, 2015 participated in the 2016 Offering. The CFO purchased 9,375 of Common Stock for an aggregate purchase price of $15,000 while the VP of Business Development purchased 6,250 shares of Common Stock for an aggregate purchase price of $10,000.

Inventory Purchase

In March 2016, the Company purchased inventory from Big Red LLC (“Big Red”), a company formed by the CEO, the brother of the Company’s CEO, the VP of Operations and one additional party. The transaction for $43,544 was executed so that the Company could pursue commercialization of the amplifier inventory purchased. The Company will utilize this inventory and related technology to process and sell the amplifiers. The CEO and VP of Operations assigned their interests in Big Red to other parties in March of 2016.